STOCKHOLDERS' EQUITY (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)	776,879	854,288
Weighted Average Exercise Price	$ 80.04	$ 44.16
Number Exercisable (in shares)		783,503
Exercisable Weighted Average Exercise Price		$ 47.28
Equity Incentives Plan Two [Member]
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)	25,266		7,995
Weighted Average Exercise Price	$ 958.80		$ 3,202.32
Number Exercisable (in shares)	5,477
Exercisable Weighted Average Exercise Price	$ 4,275.24
Equity Incentives Plan Two [Member] | Exercise Prices Range 1 [Member]
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)	21,958
Weighted Average Remaining Contractual Life (in years)	9 years 1 month 17 days
Weighted Average Exercise Price	$ 76.08
Number Exercisable (in shares)	2,206
Exercisable Weighted Average Exercise Price	$ 417.48
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	2.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 80.50
Equity Incentives Plan Two [Member] | Exercise Prices Range 2 [Member]
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)	1,133
Weighted Average Remaining Contractual Life (in years)	6 years 7 months 24 days
Weighted Average Exercise Price	$ 1,502.04
Number Exercisable (in shares)	1,096
Exercisable Weighted Average Exercise Price	$ 1,499.16
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	84
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 238
Equity Incentives Plan Two [Member] | Exercise Prices Range 3 [Member]
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)	1,962
Weighted Average Remaining Contractual Life (in years)	2 months 8 days
Weighted Average Exercise Price	$ 8,258.40
Number Exercisable (in shares)	1,962
Exercisable Weighted Average Exercise Price	$ 8,258.40
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	350
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 700
Equity Incentives Plan Two [Member] | Exercise Prices Range 4 [Member]
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)	213
Weighted Average Remaining Contractual Life (in years)	1 year 4 days
Weighted Average Exercise Price	$ 21,785.40
Number Exercisable (in shares)	213
Exercisable Weighted Average Exercise Price	$ 21,785.40
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	1,225
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 2,890